Business acquisitions and dispositions - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025 CAD ($) advertising_display	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Aug. 01, 2025 USD ($)	Aug. 01, 2025 CAD ($)	Oct. 04, 2024 advertising_display	Jul. 02, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 07, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Early debt redemption costs		$ (249)	$ 0
Number of advertising displays disposed | advertising_display	669
Disposal of non-current assets or disposal classified as held for sale and discontinued operations, consideration expected								$ 1,000
OUTEDGE advertising displays | Assets and liabilities classified as held for sale
Disclosure of detailed information about business combination [line items]
Number of advertising displays disposed | advertising_display						669
Proceeds from disposition of advertising displays	$ 14
Ziply Fiber
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date				$ 3,640	$ 5,010
Revenue of acquiree since acquisition date		392
Revenue of combined entity as if combination occurred at beginning of period		25,019
Profit (loss) of acquiree since acquisition date		(87)
Early debt redemption costs		109
Consideration transferred, acquisition-date fair value		$ 6,496
OUTFRONT Media
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date									$ 429
Revenue of acquiree since acquisition date			65
Revenue of combined entity as if combination occurred at beginning of period			24,457
Cash transferred, net of cash acquired									$ 418
Stratejm
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date							$ 78
Revenue of acquiree since acquisition date			10
Revenue of combined entity as if combination occurred at beginning of period			$ 24,421
Cash transferred, net of cash acquired							73
Contingent consideration, maximum amount payable							$ 20